TAXES (Tables)	12 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE TAX RATE

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended September 30, 2022, 2021 and 2020:

	For the Years Ended September 30,
	2022	2021	2020
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax holiday	(11.0)%	(9.5)%	(10.0)%
Permanent difference	0.1%	0.5%	0.0%
Research and development deduction	(4.2)%	(3.4)%	(0.4)%
Change in valuation allowance	7.0%	2.5%	0.6%
Effective tax rate	16.9%	15.1%	15.2%

SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION (BENEFIT)

The components of the income tax provision (benefit) are as follows:

	For the Years Ended September 30,
	2022	2021	2020
Current tax provision:
Cayman Islands	$-	$-	$-
Hong Kong	-	-	-
China	1,248,013	791,822	564,013
Sub-total	1,248,013	791,822	564,013
Deferred tax provision (benefit):
Cayman Islands	-	-
Hong Kong	-	-
China	19,012	29,109	(7,751)
Sub-total	19,012	29,109	(7,751)
Income tax provision	$1,267,025	$820,931	$556,262

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets are comprised of the following:

	September 30, 2022	September 30, 2021

Deferred tax assets derived from allowance for doubtful accounts and net operating losses (“NOL”)	$257,947	$237,696
Less: valuation allowance	(255,179)	(215,354)
Deferred tax assets	$2,768	$22,342

SCHEDULE OF TAXED PAYABLE

Taxes payable consist of the following:

	September 30, 2022	September 30, 2021

Income tax payable	$576,098	$1,691,007
Value added tax payable	572,306	3,262,532
Other taxes payable	91,304	98,479
Total taxes payable	$1,239,708	$5,052,018